BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock Florida Municipal Fund

Supplement dated December 7, 2006 to the
Prospectus dated October 2, 2006

The following changes are made to the
 Prospectus of BlackRock Florida Municipal Fund (the "Fund").

The section in the prospectus captioned "About the Portfolio Manager" appearing on page 9 is amended as follows:

The description of the Fund's portfolio manager is
 deleted and the following description is inserted below the heading:

BlackRock Florida Municipal Bond Fund is managed by a team of investment professionals comprised of Robert D. Sneeden, Vice President at BlackRock,
 Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director
 at BlackRock. Mr. Sneeden is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

In addition, in the section captioned
"Management of the Fund - BlackRock Advisors, LLC" the discussion of the portfolio manager appearing on page 34 of the Fund's Prospectus is deleted in its entirety and replaced with the following:

BlackRock Florida Municipal Bond Fund is managed by a team of investment professionals comprised of Robert D. Sneeden, Vice President at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing
Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.
  Each is a member of BlackRock's municipal tax-exempt management group. Mr. Jaeckel and Mr. O'Connor are responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund.
Mr. Sneeden is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Messrs. Jaeckel and O'Connor have been members of the Fund's management team since 2006 and Mr. Sneeden has been the Fund's portfolio manager since 1998.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O'Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002.
 He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Sneeden joined BlackRock in 2006. Prior to joining
BlackRock, he was a Vice President of MLIM from 1998 to 2006.
Mr. Sneeden has been a portfolio manager with BlackRock or MLIM since 1994.




Code #FLMB-PR-1006-SUP